Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Commitments and contingencies
45 Commitments and contingencies
Investments contracted
In the normal course of business, the Group has committed itself through purchase and sale transactions of investments, mostly to be executed in the course of 2020. The amounts represent the future outflow and inflow, respectively, of cash related to these investment transactions that are not reflected in the consolidated statement of financial position.

	2019		2018
	Purchase	Sale	Purchase	Sale
Real estate	168	3	156	66
Mortgage loans	859	79	3,187	67
Private loans	394	-	1,224	-
Other	1,824	-	2,222	-
Aegon has committed itself, through certain subsidiaries, to invest in real estate, private loans, mortgage loans and receivables and investment funds.
Real estate commitments represent the committed pipeline of investments in real estate projects. The sale of real estate relates to properties that are under contract to be sold as per December 31, 2019.
Mortgage loans commitments represent undrawn mortgage loan facility provided and outstanding proposals on mortgages. The sale of mortgage loans relates to pre-announced
redemptions on mortgage loans. Private loans represents deals on Aegon’s portfolio of private placement securities that Aegon has committed to, but have not yet settled and funded. Other commitments include future purchases of interests in investment funds and limited partnerships.
Future lease payments

	< 1 year amounts	1 < 2 years amounts	2 < 3 years amounts	3 < 4 years amounts	4 < 5 years amounts	> 5 years amounts
2019
Operating lease rights	49	42	32	26	19	47

	< 1 year amounts	1 - 5 years amounts	> 5 years amounts
2018

Operating lease obligations	73	144	169
Operating lease rights	50	127	52
The operating lease rights relate to
non-cancellable
commercial property leases.

Other commitments and contingencies

	2019	2018
Guarantees	380	437
Standby letters of credit	12	12
Share of contingent liabilities incurred in relation to interests in joint ventures	14	49
Other guarantees	13	14
Other commitments and contingent liabilities	7	7
Guarantees include those guarantees associated with the sale of investments in low-income
housing tax credit partnerships in the United States, which mostly can be called upon immediately. Standby letters of credit amounts reflected above are the liquidity commitment notional amounts. In addition to the guarantees shown in the table, guarantees have been given for fulfillment of contractual obligations such as investment mandates related to investment funds.
Contractual obligations
In March 2019, affiliates of Transamerica Corporation entered into a series of agreements with Long Term Care Group (LTCG), an independent third party administrator, to transfer the administration and claims management of its long term care insurance business line. The transaction enables Transamerica to accelerate the enhancement of its digital capabilities and the modernization of its long term care insurance platform. Over the course of the multi-year contract, Transamerica will pay approximately USD 390 million to LTCG. These fees represents compensation for administering Transamerica’s long term care product line including new business, policyholder service, claims processing and care management. The agreement also contains a termination clause in which case Transamerica – subject to certain limitations – agrees to compensate LTCG, on a specified schedule, for early termination.
In April 2018, affiliates of Transamerica Corporation entered into a series of agreements with affiliates of Tata Consultancy Services Limited (‘TCS’) to administer the Company’s US life insurance, voluntary benefits, and annuity business lines. The collaboration enables Transamerica to accelerate the enhancement of its digital capabilities and the modernization of its platforms to service its customers in all lines of business. Over the course of the multi-year contract, Transamerica will pay more than USD 2 billion to TCS. These fees represent compensation for administering Transamerica’s over 10 million policies and are driven by both new business and policies already in force. In addition, this commitment includes remaining transition and conversion charges of approximately USD 107 million (period 2020-2022) as well as administrative, IT and finance service fees which are contingent on TCS meeting specified milestones in the underlying agreement with Transamerica. The agreement also contains a termination clause in which case Transamerica – subject to certain limitations – agrees to compensate TCS, on a specified schedule, for early termination.
Transamerica Corporation, a wholly-owned subsidiary of Aegon N.V., previously had a parental guarantee to TLIC Riverwood Reinsurance, Inc. (TRRI), an affiliated captive reinsurer, for the cash payments required fulfilling reinsurance payments to Transamerica Life Insurance Company, to the extent that the assets in the captive (TRRI) are not sufficient to cover reinsurance obligations. As of December 31, 2018, this amounted to EUR 1,892 million (2017 EUR: 1,793 million). In 2019, the parental guarantee was cancelled resulting in a EUR 0 balance.
In November 2018, Aegon UK announced an extended partnership with Atos BPS Ltd (Atos) to service and administer its Existing Business
(non-Platform
customers). The agreement is a
15-year
contract under which Aegon UK pays Atos to administer around 1.4 million customers, which took effect on 1 June 2019 as planned. At year-end
2019, outstanding transition and conversion charges are estimated to amount to approximately GBP 60 million, which are expected to be recorded over the next two years, with fixed payments to Atos defined in the agreement and subject to completion of milestones which have been agreed with Aegon UK.
On October 31, 2017 Aegon the Netherlands sold its shares in Unirobe Meeùs Groep (UMG) for EUR 295 million to Aon Groep Nederland. Under the share purchase agreement between Aegon Nederland and the buyer, Aegon the Netherlands indemnifies and holds the buyer and its group (including UMG) harmless for and against any damage suffered or incurred which is the result of the Unit Linked Insurances Claims until 2027 with respect to Unit Linked Policies in the portfolio of UMG prior to 1 January 2017. The aggregate liability for Aegon the Netherlands is maximized at an amount equal to the purchase price.
An Aegon N.V. indirect US life subsidiary has a net worth maintenance agreement with its subsidiary Transamerica Life (Bermuda) Ltd, pursuant to which Transamerica Life Insurance Company, a US life insurance subsidiary, will provide capital sufficient to maintain a S&P ‘AA’ financial strength rating and capital sufficient to comply with the requirements of the countries in which its branches are located.

Aegon N.V. has guaranteed and is severally liable for the following:
◆	Due and punctual payment of payables under letter of credit agreements applied for by Aegon N.V. as co-applicant
with its captive insurance companies that are subsidiaries of Transamerica Corporation and Commonwealth General Corporation. At December 31, 2019, the letter of credit arrangements utilized by captives to provide collateral to affiliates amounted to EUR 2,249 million (2018: EUR 3,469 million); as of that date no amounts had been drawn, or were due under these facilities. Other letter of credit arrangements for subsidiaries amounted to EUR 10 million (2018: EUR 60 million); as of that date no amounts had been drawn, or were due under these facilities;

◆	Due and punctual payment of payables under letter of credit agreements or guarantees provided for subsidiaries of Transamerica Corporation at December 31, 2019 amounted to EUR 1,666 million (2018: EUR 3,164 million). As of that date no amounts had been drawn, or were due under letter of credit facilities.

◆	Due and punctual payment of payables by the consolidated group companies Transamerica Corporation, Aegon Funding Company LLC and Commonwealth General Corporation with respect to fixed subordinated notes, bonds, capital trust pass-through securities and notes issued under commercial paper programs amounting to EUR 1,449 million (2018: EUR 614 million); and

◆	Due and punctual payment of any amounts owed to third parties by the consolidated group company Aegon Derivatives N.V. in connection with derivative transactions. Aegon Derivatives N.V. only enters into derivative transactions with counterparties with which ISDA master netting agreements, including collateral support annex agreements, have been agreed. Net (credit) exposure on derivative transactions with these counterparties was therefore limited as of December 31, 2019.
Legal and arbitration proceedings, regulatory investigations and actions
Aegon faces significant risks of litigation as well as regulatory investigations and actions relating to its and its subsidiaries’ insurance, pensions, retirement administration, securities, investment management, investment advisory and annuities businesses as well as Aegon’s corporate compliance, including compliance with employment, sanctions, anti-corruption and tax regulations.
Aegon subsidiaries regularly receive inquiries from local regulators and policyholder advocates in various jurisdictions, including the United States, the Netherlands, Poland and the United Kingdom. In some cases, Aegon subsidiaries have modified business practices in response to inquiries or findings of inquiries. Regulators may seek fines or penalties, or changes to the way Aegon operates.
Due to the geographic spread of its business, Aegon Group may be subject to tax audits or litigation in various jurisdictions. Although uncertainties are provided for adequately in the tax position, the ultimate outcome of the tax audits of litigation may result in an outcome that differs from the amounts provided for.
Insurance companies and their affiliated regulated entities are routinely subject to litigation, investigation and regulatory activity by various governmental and enforcement authorities, individual claimants and policyholder advocate groups involving issues such as, but not limited to, product fees and costs, including transparency and adequacy of disclosure of initial costs, ongoing costs, and costs due on policy surrender as well as changes to costs over time; employment or distribution relationships; operational and internal controls and processes; environmental matters; competition and antitrust matters; data privacy; information security; intellectual property; and anti-money laundering, anti-bribery and economic sanctions compliance.
Government and regulatory investigations may result in the institution of administrative, injunctive or other proceedings and/ or the imposition of monetary fines, penalties and/or disgorgement as well as other remedies, sanctions, damages and restitutionary amounts. There can be no assurance that government and regulatory investigations will not have a material and adverse effect on Aegon’s reputation, financial position, results of operations or liquidity.
Many of Aegon’s products are affected by fluctuations in equity markets as well as interest rate movements, which may prove to be volatile or disappointing to customers. Significant investment risks are often borne by the customer. Disputes and investigations initiated by governmental entities and private parties may lead to orders or settlements including payments or changes to business practices even if Aegon believes the underlying claims are without merit.
The existence of potential claims may remain unknown for long periods of time after the events giving rise to such claims. Determining the likelihood of exposure to Aegon and the extent of any such exposure may not be possible for long periods of time after Aegon becomes aware of such potential claims. Once litigation is initiated, it may be protracted and subject to multiple levels of appeal.

Aegon cannot predict the effect of litigation, investigations or other actions on its businesses or the insurance industry. In some jurisdictions, plaintiffs may seek recovery of very large or indeterminate amounts under claims of bad faith, resulting in punitive or treble damages. Damages alleged may not be quantifiable or supportable, or may have no relationship to economic losses or final awards. Separate from financial loss, litigation, regulatory action, legislative changes or changes in public opinion may require Aegon to change its business practices, which could have a material adverse impact on Aegon’s businesses, results of operations, cash flows and financial position.
Aegon has defended and will continue to defend itself when it believes claims are without merit. Aegon has also settled and will seek to settle certain claims, including through policy modifications, as it believes appropriate. While Aegon intends to resist claims, there can be no assurance that claims brought against Aegon will not have a material adverse impact on its businesses, results of operations, and financial position.
Proceedings in which Aegon is involved
Several US insurers, including Aegon subsidiaries, have been named in class actions as well as individual litigation relating to increases in monthly deduction rates (‘‘MDR’’) on universal life products. Plaintiffs generally allege that the increases were made to recoup past losses rather than to cover the future costs of providing insurance coverage. In one such class action against Aegon’s subsidiary pending in the US federal district court for the Central District of California, the parties agreed to settle the case which resulted in a net charge to the income statement for 2018 of USD 166 million. In January 2019, a court approved the aforementioned settlement. Over 99% of affected policyholders participated in the settlement. While less than 1% of policyholders opted out, they represent approximately 43% of the value of the settlement fund. The settlement fund was reduced proportionally for opt outs, although Aegon continues to hold a provision for these policyholders. Resolution of this class action ended a number of other related cases, including several other class actions. At this time it is impracticable for Aegon to quantify a range or maximum liability or the timing of the financial impact, if any, of the remaining MDR increase related litigation, as the potential financial impacts are dependent both on the outcomes of court proceedings and future developments in financial markets and mortality. If decided adversely to Aegon, these claims could have a material adverse effect on Aegon’s business, results of operations, and financial position.
Unclaimed property administrators and state insurance regulators performed examinations and multi-state examinations of the life insurance industry in the United States, including certain of Aegon’s subsidiaries. Aegon subsidiaries, like other major US insurers, entered into resolutions with state treasurers and insurance regulators regarding unclaimed property and claims settlement practices. As of December 2019, there remained a provision of USD 25 million for unclaimed property obligations, which is management’s best estimate of the still-outstanding exposure. The final amount may vary based on subsequent regulatory review.
Aegon’s
US-based
subsidiaries may face employment-related lawsuits from time to time. For example, several
US-based
Aegon subsidiaries have been named in a class action alleging that the business model inappropriately characterizes distributors as independent contractors instead of employees. Depending on the outcome, these lawsuits, along with similar claims against other companies, as well as regulatory action could necessitate a change in the distribution model and could result in significant settlements or judgments.
A former subsidiary of Transamerica Corporation was involved in a contractual dispute with a Nigerian travel broker that arose in 1976. That dispute was resolved in Delaware court for USD 235 thousand plus interest in 2010. The plaintiff took the Delaware judgment relating to the 1976 dispute to a Nigerian court and alleged that it was entitled to approximately the same damages for 1977 through 1984 despite the absence of any contract relating to those years. The Nigerian trial court issued a judgment in favor of the plaintiff of the alleged actual damages as well as pre-judgment
interest of approximately USD 120 million. On appeal this decision was reversed on procedural grounds and remanded back to the trial court which ruled to dismiss the case; however, the Plaintiff appealed the trial court’s ruling. The appeal is still pending. Aegon has no material assets located in Nigeria.
In Poland, owners of unit-linked policies continue to file claims in civil court against Aegon over fees payable upon purchase or surrender of the product. Plaintiffs claim that these fees are not contractually supported. Aegon faces a significant number of these cases. For reasons of commercial necessity as well as at the instigation of the regulatory authorities, Aegon decided to modify the fee structure. As of 2019, a provision of EUR 14 million remains, which represents management’s best estimate of the exposure. The final amount may vary based on regulatory developments and the outcome of litigation.

In the Netherlands, unit linked products (‘beleggingsverzekeringen’) have been controversial and the target of litigation since at least 2005. Allegations include excessive cost, unfair terms, inadequate disclosure, and failure to perform as illustrated. Consumer groups have formed to address these issues and initiate mass claims against insurers. Regulators as well as the Dutch Parliament have been involved ever since, with the principal goal of achieving an equitable resolution. Aegon has made improvements across its product lines, including after settlements reached in 2009 with Stichting Woekerpolis and Stichting Verliespolis. In 2013 Aegon took a charge of EUR 25 million after the Dutch Supreme Court ruled adversely in litigation concerning premium amounts charged in the KoersPlan product. Some of the unit linked products are still involved in ongoing litigation. In September 2014, consumer interest group Vereniging Woekerpolis.nl filed a claim against Aegon in court. The claim related to a range of unit linked products that Aegon sold in the past, including Aegon products involved in the earlier litigation. The claim challenges a variety of elements of these products, on multiple legal grounds, including allegations made previously. In June 2017, the court issued a verdict which upheld the principle that disclosures must be evaluated according to the standards at the time when the relevant products were placed in-force.
Most of the claims of Vereniging Woekerpolis.nl were dismissed under this standard, although the court found that Aegon did not adequately disclose certain charges on a limited set of policies. The district court did not decide on the reasonableness of the cost levels and whether the previous compensation arrangements provide sufficient compensation. This court decision has been appealed by both parties. Aegon expects the claims and litigation on unit linked products to continue for the foreseeable future. Developments in similar cases against other Dutch insurers currently before regulators and courts may also affect Aegon. At this time, Aegon is unable to estimate the range or potential maximum liability. There can be no assurances that these matters, in the aggregate, will not ultimately result in a material adverse effect on Aegon’s business, results of operations and financial position.
Securities leasing products (‘aandelenlease producten’) have also been the subject of litigation in the Netherlands. Although sales of securities leasing products ended more than a decade ago, litigation relating to these products has resurfaced. In 2016, the Dutch Supreme Court ruled on a case involving a securities leasing product sold by one of Aegon’s competitors. It decided that the financial institution was liable if a broker (‘remisier’) that advised on the sale of the institution’s products was not properly licensed. In July 2016, consumer interest group Platform Aandelenlease filed a claim against Aegon Bank regarding securities leasing product Sprintplan. Allegations include, among other things, a lack of a proper license of the brokers involved. In October 2017, the district court of The Hague ruled in favor of Aegon that the Sprintplan liability had been conclusively determined in earlier proceedings and there were no grounds to hold further collective proceedings. The plaintiff appealed. In February 2020, the Court of Appeal rejected all claims filed by Platform Aandelenlease against Aegon Bank. Platform Aandelenlease may appeal in cassation against this ruling. In addition, Aegon is involved in claims for compensation and the cancellation or nullification of contracts concerning the Vliegwiel product, a variation on securities leasing products. Currently, proceedings are pending before the Dutch courts and the Complaint Institute for Financial Services (‘Klachteninstituut Financiële Dienstverlening’), with numerous cases having been initiated by Leaseproces B.V. At this time, Aegon is unable to estimate the range or potential maximum liability. There can be no assurances that this matter will not ultimately result in a material adverse effect on Aegon’s business, results of operations and financial position.

Aegon N.V [member]
Statement [LineItems]
Commitments and contingencies
18 Commitments and contingencies
Aegon N.V. has guaranteed and is severally liable for the following:
◆	Due and punctual payment of payables due under letter of credit agreements applied for by Aegon N.V. as co-applicant
with its captive insurance companies that are subsidiaries of Transamerica Corporation and Commonwealth General Corporation. At December 31, 2019, the letter of credit arrangements utilized by captives to provide collateral to affiliates amounted to EUR 2,249 million (2018: EUR 3,469 million); as of that date no amounts had been drawn, or were due under these facilities. Other letter of credit arrangements for subsidiaries amounted to EUR 10 million (2018: EUR 60 million); as of that date no amounts had been drawn, or were due under these facilities;
◆	Due and punctual payment of payables due under letter of credit agreements or guarantees provided for subsidiaries of Transamerica Corporation at December 31, 2019 amounted to EUR 1,666 million (2018: EUR 3,164 million) as of that date no amounts had been drawn, or were due under letter of credit facilities;
◆	Due and punctual payment of payables by the consolidated group companies Transamerica Corporation, Aegon Funding Company LLC and Commonwealth General Corporation with respect to fixed subordinated notes, bonds, capital trust pass-through securities and notes issued under commercial paper programs amounted to EUR 1,449 million (2018: EUR 614 million); and
◆	Due and punctual payment of any amounts owed to third parties by the consolidated group company Aegon Derivatives N.V. in connection with derivative transactions. Aegon Derivatives N.V. only enters into derivative transactions with counterparties with which ISDA master netting agreements including collateral support annex agreements have been agreed; net (credit) exposure on derivative transactions with these counterparties was therefore limited as of December 31, 2019.